Shareholder Fees {- Disciplined Small Cap Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-13 | Disciplined Small Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)